INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Process material stockpiles	$ 1,079	$ 4,486
Concentrate inventory	3,055	3,095
Materials and supplies	1,458	1,650
Inventories	$ 5,592	$ 9,231